Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Nomura's Internal Ratings Or Equivalent Credit Quality Indicators) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2012		Mar. 31, 2012
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 857,810		¥ 845,669
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	157,656		154,887
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,121		80,520
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	173,159		165,246
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,938		1,461
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	148,000		94,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	242,182		299,987
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,766		38,919
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	9,988		10,649
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	438,985		411,536
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,049		92,207
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,113		80,507
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,938		1,461
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	148,000		94,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	94,620		131,767
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			1,339
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	9,265		10,255
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	202,580		160,080
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,957		29,169
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	138,429		93,331
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,766		37,580
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	428
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,325		4,245
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	8		13
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,317		4,232
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	209,920	[1]	269,808	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,650	[1]	33,511	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	173,159	[1]	165,246	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,816	[1]	70,657	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 295	[1]	¥ 394	[1]

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.